Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value Assets Measured On A Recurring Basis

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3) (1)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$861,724	$--	$861,724	$--
Municipal bonds	2,516	--	2,516	--
Trust preferred securities	2,298	--	--	2,298
MBS	540,306	--	540,306	--
	$1,406,844	$--	$1,404,546	$2,298

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3) (2)
	(Dollars in thousands)
AFS Securities:
GSE debentures	$748,308	$--	$748,308	$--
Municipal bonds	2,754	--	2,754	--
Trust preferred securities	2,941	--	--	2,941
MBS	732,436	--	732,436	--
	$1,486,439	$--	$1,483,498	$2,941

(1)The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.

(2)The Company’s Level 3 AFS securities had no activity from September 30, 2010 to September 30, 2011, except for principal repayments of $87 thousand and reductions in net unrealized losses recognized in other comprehensive income.  Reductions of net unrealized losses included in other comprehensive income for the year ended September 30, 2011 were $115 thousand.

Schedule Of Fair Value Assets Measured On A Nonrecurring Basis

	September 30, 2012
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$26,890	$--	$--	$26,890
OREO	8,047	--	--	8,047
	$34,937	$--	$--	$34,937

	September 30, 2011
		Quoted Prices	Significant	Significant
		in Active Markets	Other Observable	Unobservable
	Carrying	for Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
	(Dollars in thousands)
Loans individually evaluated for impairment	$72,048	$--	$--	$72,048
OREO	11,321	--	--	11,321
	$83,369	$--	$--	$83,369

Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments

	2012		2011
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in thousands)
Assets:
Cash and cash equivalents	$141,705	$141,705	$121,070	$121,070
AFS securities	1,406,844	1,406,844	1,486,439	1,486,439
HTM securities	1,887,947	1,969,899	2,370,117	2,434,392
Loans receivable	5,608,083	5,978,872	5,149,734	5,475,150
BOLI	58,012	58,012	56,534	56,534
Capital stock of FHLB	132,971	132,971	126,877	126,877
Liabilities:
Deposits	4,550,643	4,607,732	4,495,173	4,553,516
FHLB Advances	2,530,322	2,701,142	2,379,462	2,569,958
Other borrowings	365,000	388,761	515,000	545,096